Income Taxes (Details Narrative) - NEONC TECHNOLOGIES HOLDINGS, INC. - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation allowance	$ 2,700,000	$ 4,200,000
Federal net operating loss carryforwards	30,000,000
Operating loss carryforwards	22,800,000
Interest or penalties	$ 0	$ 0